Other Assets and Other Financial Assets	12 Months Ended
Dec. 31, 2019
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Other Assets and Other Financial Assets
Note 14. Other Assets and Other Financial Assets
14.1 Other
non-current
assets

	December 31, 2019		December 31, 2018
Agreement with customers	Ps.	953	Ps.	897
Long term prepaid advertising expenses		341		388
Guarantee deposits (1)		2,407		2,910
Prepaid bonuses		226		248
Advances to acquire property, plant and equipment		203		233
Recoverable taxes		2,111		1,289
Indemnifiable assets from business combinations (2)		2,948		3,336
Recoverable taxes from business combinations		—		395
Others		1,343		621

	Ps.	10,532	Ps.	10,317

(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.
(2)	Corresponds to indemnifiable assets that are warranted by former Vonpar owners as per the share purchase agreement. See Note 4.1.3
14.2 Other
non-current
financial assets

	December 31, 2019		December 31, 2018
Non-current accounts receivable	Ps.	938	Ps.	724
Derivative financial instruments (see Note 21)		8,260		10,752
Investments (1)		—		11,810
Others		172		101
Other investments in equity instruments (2)		13,310		—

	Ps.	22,680	Ps.	23,387

(1)	It represents an investment in corporate debt securities with variable interest rates, measured at amortized cost. The carrying value approximates its fair value as of December 31, 2019.
(2)	Corresponds to the acquisition of a minority stake in Jetro Restaurant Depot as of November 8, 2019. Refer to note 3.7.3.
As of December 31, 2019 and 2018, the fair value of
non-current
accounts receivable amounted to Ps. 724 and Ps. 740, respectively. The fair value is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for receivable of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy.